Investments (Summary of Investments by company) (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Investments in associates	€ 4,197	€ 3,242	€ 1,659
Investments in joint ventures	1,987	1,594	1,592
Wizink Bank, S.A.
Investment [Line Items]
Investments in joint ventures	1,017
Union De Creditos Inmobiliarios SA EFC [Member]
Investment [Line Items]
Investments in joint ventures	207	177	184
Aegon Santander Seguros
Investment [Line Items]
Investments in joint ventures	186	197	240
SAM Investment Holdings Limited
Investment [Line Items]
Investments in joint ventures		525	514
Other joint venture companies
Investment [Line Items]
Investments in joint ventures	577	695	654
Merlin Properties, SOCIMI, S.A.
Investment [Line Items]
Investments in associates	1,242	1,168
Zurich Santander Insurance America S.L.
Investment [Line Items]
Investments in associates	988	1,011	873
Testa Residencial, SOCIMI, S.A.
Investment [Line Items]
Investments in associates	651	307
Allianz Popular, S.L.
Investment [Line Items]
Investments in associates	438
Santander Insurance
Investment [Line Items]
Investments in associates	358	325	301
Other associated companies
Investment [Line Items]
Investments in associates	€ 520	€ 431	€ 485